Borrowing	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowing
1 5 .	Borrowings
Borrowings consisted of the following:

	Annual Interest Rate	Maturity	Principal	December 31, 2019	December 31, 2020
			RMB	RMB	RMB
Short-term borrowings:
Bank of Jiangsu Co., Ltd (Beijing Branch)*	4.15%-4.35%	December 2020	415,000	320,000	—
Bank of Jiangsu Co., Ltd (Beijing Branch)*	4.05%	April 2021	50,000	—	50,000
SPD Silicon Valley Bank**	3.55%	April 2021	80,000	—	80,000

Total short-term borrowings				320,000	130,000

Long-term borrowings:
SPD Silicon Valley Bank**	3.55%	April 2021	80,000	80,000	—

Total long-term borrowings				80,000	—

*
Loans from Bank of Jiangsu Co., Ltd (Beijing Branch) were pledged with restricted cash with balance of US$51,080 (RMB355,609) and US$8,280 (RMB54,026) as of December 31, 2019
 and December 31, 2020, respectively. In April, 2021, the Company repaid the short-term borrowing from Bank of Jiangsu of RMB50,000.

**
Loan from SPD Silicon Valley Bank were pledged with restricted cash with balance of US$12,300 (RMB85,630) and US$12,564 (RMB81,981)
 as of December 31, 2019 and December 31, 2020,
respectively. In April, 2021, the Company repaid the short-term borrowing from SPD Silicon Valley Bank of RMB80,000.